ACQUISITIONS - Additional Acquisitions (Details)	Sep. 13, 2016 USD ($) patent	Aug. 11, 2016 USD ($) patent	Aug. 03, 2016 USD ($) patent	Jul. 05, 2016 USD ($) patent	Jun. 27, 2016 USD ($) patent
Munitech | Patent purchase agreement | Siemens
Acquisitions
Number of patents | patent					221
Consideration paid					$ 1,150,000
Number of installments (in payments)					2
Munitech | Patent purchase agreement | Siemens | Payment due on December 31, 2016
Acquisitions
Consideration paid					$ 1,000,000
Munitech | Patent purchase agreement | Siemens | Payment due on September 30, 2017
Acquisitions
Consideration paid					$ 750,000
Magnus | Patent purchase agreement | Siemens
Acquisitions
Number of patents | patent				86
Consideration paid				$ 250,000
Traverse | Patent purchase agreement | CPT IP Holdings
Acquisitions
Number of patents | patent			12
Consideration paid			$ 1,300,000
PG Tech | Patent Funding and Exclusive License Agreement
Acquisitions
Number of patents | patent		10,000
Consideration paid		$ 1,000,000
Net licensing revenue (as a percent)		50.00%
PG Tech | Patent Funding and Exclusive License Agreement | Payment due on December 31, 2016
Acquisitions
Consideration paid		$ 1,000,000
PG Tech | Patent Funding and Exclusive License Agreement | Payment start on April 1, 2017
Acquisitions
Consideration paid		$ 250,000
Motheye | Patent purchase agreement | Cirrex
Acquisitions
Number of patents | patent	1
Consideration paid	$ 0